Pension Schemes - Additional Information (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of defined benefit plans [line items]
Expected employer contributions to defined benefit pension plan	£ 58
Pension deficit funding contribution to defined benefit pension	44
Pension cost recognised within operating profit	120	£ 135	£ 95
Deferred tax assets	239	455
Recognised loss in statement of comprehensive income in relation to asset ceiling	13	0
Government bonds	£ 1,486	£ 1,448
UK schemes [member]
Disclosure of defined benefit plans [line items]
Percentage of actuarial valuations of pension	100.00%
UK schemes [member] | United Kingdom [member]
Disclosure of defined benefit plans [line items]
Weighted average duration of defined benefit scheme liabilities	19 years	19 years
Defined benefit pension plans [member]
Disclosure of defined benefit plans [line items]
Deferred tax assets	£ 96	£ 86
Defined benefit pension plans [member] | 2020-2022 [member]
Disclosure of defined benefit plans [line items]
Expected pension remaining deficit funding contribution	£ 132
Foreign schemes [member]
Disclosure of defined benefit plans [line items]
Percentage of actuarial valuations of pension	100.00%
Additional contributions over a period	7 years
Foreign schemes [member] | US [member]
Disclosure of defined benefit plans [line items]
Actuarial assumption of expected rates of pension excess	100.00%
Weighted average duration of defined benefit scheme liabilities	13 years	12 years
Recognised loss in statement of comprehensive income in relation to asset ceiling	£ 13
Funded scheme [member]
Disclosure of defined benefit plans [line items]
Defined benefit obligation	5,016	£ 4,582
Unfunded scheme [member]
Disclosure of defined benefit plans [line items]
Defined benefit obligation	£ 253	£ 230